UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                        FORM 13-F

                   FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment   [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings.

Institutional Investment Manager Filing this Report:

Name:          QUAKER PARTNERS, LLC
Address:       c/o George Weiss Associates, Inc.
               One State Street
               Hartford, CT  06103

13F File Number: 028-07334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name:  Marc Peckman
Title: Chief Financial Officer
Phone: (860) 240-8900

Signature, Place and Date of Signing:
  Marc Peckman  Hartford, CT  November 9, 2009.

Report Type (Check only one):

[ ]  13F HOLDINGS REPORT.
[X]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number Name
-------------------- ------------------------------------------------------
028-12337            WEISS MULTI-STRATEGY ADVISERS, LLC
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